                       SUPPLEMENT DATED JUNE 30, 2010 TO

              PROSPECTUS DATED MAY 1, 2008 (AS SUPPLEMENTED) FOR

     MODIFIED SINGLE PREMIUM PAYMENT VARIABLE IMMEDIATE ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 3

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR VARIABLE ANNUITY PROSPECTUS. PLEASE READ IT CAREFULLY AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

On April 26, 2010, the Board of Trustees (the "Board") of Eaton Vance Variable Trust voted to liquidate and terminate the Eaton Vance VT Worldwide Health Sciences Fund (the "Portfolio") after a determination that continuation of the Portfolio is not in the best interest of the Portfolio or its shareholders.

IN ACCORDANCE WITH THE BOARD'S DECISION TO TERMINATE OPERATIONS, THE PORTFOLIO WILL BE LIQUIDATED EFFECTIVE AT THE CLOSE OF TRADING ON THE NEW YORK STOCK EXCHANGE (THE "NYSE") ON SEPTEMBER 17, 2010. ASSETS HELD BY THE SEPARATE ACCOUNT WHICH ARE INVESTED IN THE PORTFOLIO WILL BE TRANSFERRED AT THE CLOSE OF TRADING ON THE NYSE ON SEPTEMBER 17, 2010 TO THE GE INVESTMENTS FUNDS,
INC. -- MONEY MARKET FUND.

You may make transfers from the Portfolio to one or more of the Subaccounts investing in the Portfolios listed below. Transfers made from the Portfolio during the period from the date of this supplement to September 17, 2010 will not be considered a transfer for the purpose of calculating the number of transfers that may be made each calendar year without invoking our right to assess a transfer charge or for purposes of calculating the number of transfers that can be made each calendar year by U.S. Mail, voice response, telephone or facsimile.

SUBACCOUNTS

                                                                                       ADVISER (AND SUB-ADVISER(S),
                   SUBACCOUNT INVESTING IN                  INVESTMENT OBJECTIVE             AS APPLICABLE)
                   -------------------------------------------------------------------------------------------------
AIM VARIABLE       INVESCO V.I. CAPITAL APPRECIATION    Long-term growth of capital.     Invesco Advisers, Inc.
INSURANCE FUNDS    FUND -- SERIES I SHARES (FORMERLY,
(INVESCO VARIABLE  AIM V.I. CAPITAL APPRECIATION
INSURANCE FUNDS)   FUND -- SERIES I SHARES)
                   -------------------------------------------------------------------------------------------------
                   INVESCO V.I. CORE EQUITY FUND --     Long-term growth of capital.     Invesco Advisers, Inc.
                   SERIES I SHARES (FORMERLY, AIM V.I.
                   CORE EQUITY FUND -- SERIES I
                   SHARES)
                   -------------------------------------------------------------------------------------------------
                   INVESCO V.I. INTERNATIONAL GROWTH    Long-term growth of capital.     Invesco Advisers, Inc.
                   FUND -- SERIES II SHARES (FORMERLY,
                   AIM V.I. INTERNATIONAL GROWTH
                   FUND -- SERIES II SHARES)
                   -------------------------------------------------------------------------------------------------
                   INVESCO VAN KAMPEN V.I. CAPITAL      Seeks capital growth.            Invesco Advisers, Inc.
                   GROWTH FUND -- SERIES II SHARES
                   (FORMERLY, CAPITAL GROWTH
                   PORTFOLIO -- CLASS II SHARES)
                   -------------------------------------------------------------------------------------------------

41651 SUPPF 06/30/10


                         SUBACCOUNT INVESTING IN                   INVESTMENT OBJECTIVE
                         -------------------------------------------------------------------------
                         INVESCO VAN KAMPEN V.I.           Seeks capital growth and income
                         COMSTOCK FUND --  SERIES II       through investments in equity
                         SHARES (FORMERLY, COMSTOCK        securities, including common stocks,
                         PORTFOLIO -- CLASS II SHARES)     preferred stocks and securities
                                                           convertible into common and preferred
                                                           stocks.
                         -------------------------------------------------------------------------
                         INVESCO VAN KAMPEN V.I. EQUITY    Seeks both capital appreciation and
                         AND INCOME FUND --  SERIES II     current income.
                         SHARES (FORMERLY, EQUITY AND
                         INCOME PORTFOLIO --  CLASS II
                         SHARES)
                         -------------------------------------------------------------------------
ALLIANCEBERNSTEIN        ALLIANCEBERNSTEIN GLOBAL          Long-term growth of capital.
VARIABLE PRODUCTS        THEMATIC GROWTH PORTFOLIO --
SERIES FUND, INC.        CLASS B
                         -------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN GROWTH AND      Long-term growth of capital.
                         INCOME PORTFOLIO -- CLASS B
                         -------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN INTERNATIONAL   Long-term growth of capital.
                         VALUE PORTFOLIO -- CLASS B
                         -------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN LARGE CAP       Long-term growth of capital.
                         GROWTH PORTFOLIO -- CLASS B
                         -------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN SMALL CAP       Long-term growth of capital.
                         GROWTH FUND -- CLASS B
                         -------------------------------------------------------------------------
AMERICAN CENTURY         VP INFLATION PROTECTION FUND --   The fund pursues long-term total
VARIABLE PORTFOLIOS II,  CLASS II                          return using a strategy that seeks to
INC.                                                       protect against U.S. inflation.
                         -------------------------------------------------------------------------
BLACKROCK VARIABLE       BLACKROCK BASIC VALUE V.I.        Seeks capital appreciation, and
SERIES FUNDS, INC.       FUND -- CLASS III SHARES          secondarily, income.

                         -------------------------------------------------------------------------
                         BLACKROCK GLOBAL ALLOCATION V.I.  Seeks high total investment return.
                         FUND -- CLASS III SHARES



                         -------------------------------------------------------------------------
                         BLACKROCK VALUE OPPORTUNITIES     Seeks long-term growth of capital.
                         V.I. FUND -- CLASS III SHARES

                         -------------------------------------------------------------------------
COLUMBIA FUNDS           COLUMBIA MARSICO GROWTH FUND,     The fund seeks long-term growth of
VARIABLE INSURANCE       VARIABLE SERIES -- CLASS A        capital.
TRUST I
                         -------------------------------------------------------------------------
                         COLUMBIA MARSICO INTERNATIONAL    The fund seeks long-term growth of
                         OPPORTUNITIES FUND, VARIABLE      capital.
                         SERIES -- CLASS B
                         -------------------------------------------------------------------------
EATON VANCE VARIABLE     VT FLOATING-RATE INCOME FUND      To provide a high level of current
TRUST                                                      income.
                         -------------------------------------------------------------------------
EVERGREEN VARIABLE       EVERGREEN VA OMEGA FUND --        Seeks long term capital growth.
ANNUITY TRUST            CLASS 2/1/
                         -------------------------------------------------------------------------

                                         ADVISER (AND SUB-ADVISER(S),
        INVESTMENT OBJECTIVE                   AS APPLICABLE)
------------------------------------------------------------------------
Seeks capital growth and income        Invesco Advisers, Inc.
through investments in equity
securities, including common stocks,
preferred stocks and securities
convertible into common and preferred
stocks.
------------------------------------------------------------------------
Seeks both capital appreciation and    Invesco Advisers, Inc.
current income.



------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.


------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

------------------------------------------------------------------------
The fund pursues long-term total       American Century Investment
return using a strategy that seeks to  Management, Inc.
protect against U.S. inflation.
------------------------------------------------------------------------
Seeks capital appreciation, and        BlackRock Advisors, LLC
secondarily, income.                   (subadvised by BlackRock
               Investment Management, LLC)
------------------------------------------------------------------------
Seeks high total investment return.    BlackRock Advisors, LLC
      (subadvised by BlackRock
                                       Investment Management, LLC and
                                       BlackRock Asset Management U.K.
                                       Limited)
------------------------------------------------------------------------
Seeks long-term growth of capital.     BlackRock Advisors, LLC
      (subadvised by BlackRock
                                       Investment Management, LLC)
------------------------------------------------------------------------
The fund seeks long-term growth of     Columbia Management Investment
capital.                               Advisers, LLC (subadvised by
               Marsico Capital Management, LLC)
------------------------------------------------------------------------
The fund seeks long-term growth of     Columbia Management Investment
capital.                               Advisers, LLC (subadvised by
      Marsico Capital Management, LLC)
------------------------------------------------------------------------
To provide a high level of current     Eaton Vance Management
income.
------------------------------------------------------------------------
Seeks long term capital growth.        Evergreen Investment Management
 Company, LLC
------------------------------------------------------------------------

                    /1/ Effective July 16, 2010, the Evergreen VA Omega Fund --
                        Class 2 will be reorganized into the following fund:

                                                                                          ADVISER (AND SUB-ADVISER(S),
                      SUBACCOUNT INVESTING IN               INVESTMENT OBJECTIVE                 AS APPLICABLE)
                      ----------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE  WELLS FARGO ADVANTAGE VT OMEGA  The fund seeks long-term capital  Wells Fargo Funds Management,
TRUST                 GROWTH FUND -- CLASS 2          appreciation.                     LLC (sub-advised by Wells Capital
                                                                                        Management Incorporated)
                      ----------------------------------------------------------------------------------------------------


                       SUBACCOUNT INVESTING IN                          INVESTMENT OBJECTIVE
                       ------------------------------------------------------------------------------------
FEDERATED INSURANCE    FEDERATED HIGH INCOME BOND          Seeks high current income by
SERIES                 FUND II -- SERVICE SHARES           investing in lower-rated corporate debt
                                                           obligations, commonly referred to as
                                                           "junk bonds."
                       ------------------------------------------------------------------------------------
                       FEDERATED KAUFMANN FUND II --       Seeks capital appreciation.
                       SERVICE SHARES


                       ------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE   VIP BALANCED PORTFOLIO --  SERVICE  Seeks income and capital growth
INSURANCE PRODUCTS     CLASS 2                             consistent with reasonable risk.
FUND










                       ------------------------------------------------------------------------------------
                       VIP CONTRAFUND(R) PORTFOLIO --      Seeks long-term capital appreciation.
                       SERVICE CLASS 2

                       ------------------------------------------------------------------------------------
                       VIP DYNAMIC CAPITAL APPRECIATION    Seeks capital appreciation.
                       PORTFOLIO -- SERVICE CLASS 2

                       ------------------------------------------------------------------------------------
                       VIP EQUITY-INCOME PORTFOLIO --      Seeks reasonable income. The fund
                       SERVICE CLASS 2                     will also consider the potential for
                                                           capital appreciation. The fund's goal is
                                                           to achieve a yield which exceeds the
                                                           composite yield on the securities
                                                           comprising the Standard & Poor's
                                                           500/SM/ Index (S&P 500(R)).
                       ------------------------------------------------------------------------------------
                       VIP GROWTH PORTFOLIO --             Seeks to achieve capital appreciation.
                       SERVICE CLASS 2

                       ------------------------------------------------------------------------------------
                       VIP GROWTH & INCOME                 Seeks high total return through a
                       PORTFOLIO -- SERVICE CLASS 2        combination of current income and
                                                           capital appreciation.
                       ------------------------------------------------------------------------------------
                       VIP MID CAP PORTFOLIO --            Seeks long-term growth of capital.
                       SERVICE CLASS 2

                       ------------------------------------------------------------------------------------
                       VIP VALUE STRATEGIES PORTFOLIO --   Seeks capital appreciation.
                       SERVICE CLASS 2

                       ------------------------------------------------------------------------------------
FRANKLIN TEMPLETON     FRANKLIN INCOME SECURITIES          Seeks to maximize income while
VARIABLE INSURANCE     FUND -- CLASS 2 SHARES              maintaining prospects for capital
PRODUCTS TRUST                                             appreciation. The fund normally
                                                           invests in both equity and debt
                                                           securities.
                       ------------------------------------------------------------------------------------
                       MUTUAL GLOBAL DISCOVERY             Seeks capital appreciation. The fund
                       SECURITIES FUND -- CLASS 2 SHARES   normally invests primarily in U.S. and
                                                           foreign equity securities that the manager
                                                           believes are undervalued. The fund also
                                                           invests, to a lesser extent, in risk arbitrage
                                                           securities and distressed companies.
                       ------------------------------------------------------------------------------------

                                                   ADVISER (AND SUB-ADVISER(S),
             INVESTMENT OBJECTIVE                         AS APPLICABLE)
------------------------------------------------------------------------------------
Seeks high current income by                    Federated Investment Management
investing in lower-rated corporate debt         Company
obligations, commonly referred to as
"junk bonds."
------------------------------------------------------------------------------------
Seeks capital appreciation.                     Federated Equity Management
             Company of Pennsylvania
                                                (subadvised by Federated Global
                                                Investment Management Corp.)
------------------------------------------------------------------------------------
Seeks income and capital growth                 Fidelity Management & Research
consistent with reasonable risk.                Company (FMR) (subadvised by
                          Fidelity Investments Money
                                                Management, Inc. (FIMM), FMR
                                                Co., Inc. (FMRC), Fidelity Research
                                                & Analysis Company (FRAC),
                                                Fidelity Management & Research
                                                (U.K.) Inc. (FMR U.K.), Fidelity
                                                International Investment Advisors
                                                (FIIA), Fidelity International
                                                Investment Advisors (U.K.) Limited
                                                (FIIA(U.K.)L), and Fidelity
                                                Investments Japan Limited (FIJ))
------------------------------------------------------------------------------------
Seeks long-term capital appreciation.           FMR (subadvised by FMRC, FRAC,
             FMR U.K., FIIA, FIIA(U.K.)L, and
                                                FIJ)
------------------------------------------------------------------------------------
Seeks capital appreciation.                     FMR (subadvised by FMRC, FRAC,
             FMR U.K., FIIA, FIIA(U.K.)L, and
                                                FIJ)
------------------------------------------------------------------------------------
Seeks reasonable income. The fund               FMR (subadvised by FMRC, FRAC,
will also consider the potential for            FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation. The fund's goal is        FIJ)
to achieve a yield which exceeds the
composite yield on the securities
comprising the Standard & Poor's
500/SM/ Index (S&P 500(R)).
------------------------------------------------------------------------------------
Seeks to achieve capital appreciation.          FMR (subadvised by FMRC, FRAC,
             FMR U.K., FIIA, FIIA(U.K.)L, and
                                                FIJ)
------------------------------------------------------------------------------------
Seeks high total return through a               FMR (subadvised by FMRC, FRAC,
combination of current income and               FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation.                           FIJ)
------------------------------------------------------------------------------------
Seeks long-term growth of capital.              FMR (subadvised by FMRC, FRAC,
             FMR U.K., FIIA, FIIA(U.K.)L, and
                                                FIJ)
------------------------------------------------------------------------------------
Seeks capital appreciation.                     FMR (subadvised by FMRC, FRAC,
             FMR U.K., FIIA, FIIA(U.K.)L, and
                                                FIJ)
------------------------------------------------------------------------------------
Seeks to maximize income while                  Franklin Advisers, Inc.
maintaining prospects for capital
appreciation. The fund normally
invests in both equity and debt
securities.
------------------------------------------------------------------------------------
Seeks capital appreciation. The fund            Franklin Mutual Advisers, LLC
normally invests primarily in U.S. and
foreign equity securities that the manager
believes are undervalued. The fund also
invests, to a lesser extent, in risk arbitrage
securities and distressed companies.
------------------------------------------------------------------------------------


                          SUBACCOUNT INVESTING IN                      INVESTMENT OBJECTIVE
                          ------------------------------------------------------------------------------
                          MUTUAL SHARES SECURITIES FUND --   Seeks capital appreciation, with
                          CLASS 2 SHARES                     income as a secondary goal. The fund
                                                             normally invests primarily in U.S. and
                                                             foreign equity securities that the
                                                             manager believes are undervalued. The
                                                             fund also invests, to a lesser extent, in
                                                             risk arbitrage securities and distressed
                                                             companies.
                          ------------------------------------------------------------------------------
                          TEMPLETON GROWTH SECURITIES        Seeks long-term capital growth. The
                          FUND -- CLASS 2 SHARES             fund normally invests primarily in
                                                             equity securities of companies located
                                                             anywhere in the world, including those
                                                             in the U.S. and in emerging markets.
                          ------------------------------------------------------------------------------
GE INVESTMENTS            CORE VALUE EQUITY FUND --          Seeks long-term growth of capital and
FUNDS, INC.               CLASS 1 SHARES                     future income.
                          ------------------------------------------------------------------------------
                          MONEY MARKET FUND/1/               Seeks a high level of current income
                                                             consistent with the preservation of
                                                             capital and the maintenance of
                                                             liquidity.
                          ------------------------------------------------------------------------------
                          REAL ESTATE SECURITIES FUND --     Seeks maximum total return through
                          CLASS 1 SHARES                     current income and capital
                                                             appreciation.
                          ------------------------------------------------------------------------------
                          SMALL-CAP EQUITY FUND -- CLASS 1   Seeks long-term growth of capital.
                          SHARES





                          ------------------------------------------------------------------------------
                          TOTAL RETURN FUND -- CLASS 3       Seeks the highest total return,
                          SHARES                             composed of current income and
                                                             capital appreciation, as is consistent
                                                             with prudent investment risk.
                          ------------------------------------------------------------------------------
                          U.S. EQUITY FUND -- CLASS 1        Seeks long-term growth of capital.
                          SHARES
                          ------------------------------------------------------------------------------
GOLDMAN SACHS             GOLDMAN SACHS LARGE CAP VALUE      The fund seeks long-term capital
VARIABLE INSURANCE TRUST  FUND -- SERVICE SHARES             appreciation.
                          ------------------------------------------------------------------------------
                          GOLDMAN SACHS STRATEGIC GROWTH     Seeks long-term growth of capital.
                          FUND -- SERVICE SHARES
                          ------------------------------------------------------------------------------
JANUS ASPEN SERIES        BALANCED PORTFOLIO -- SERVICE      Seeks long-term capital growth,
                          SHARES                             consistent with preservation of capital
                                                             and balanced by current income.
                          ------------------------------------------------------------------------------
                          FORTY PORTFOLIO -- SERVICE SHARES  A non-diversified portfolio/2/ that seeks long-term growth of capital.
                          ------------------------------------------------------------------------------
LORD ABBETT SERIES        CAPITAL STRUCTURE -- CLASS VC      Seeks current income and capital
FUND, INC.                SHARES (FORMERLY, AMERICA'S VALUE  appreciation.
                          PORTFOLIO -- CLASS VC SHARES)
                          ------------------------------------------------------------------------------

                                             ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                      AS APPLICABLE)
-----------------------------------------------------------------------------
Seeks capital appreciation, with           Franklin Mutual Advisers, LLC
income as a secondary goal. The fund
normally invests primarily in U.S. and
foreign equity securities that the
manager believes are undervalued. The
fund also invests, to a lesser extent, in
risk arbitrage securities and distressed
companies.
-----------------------------------------------------------------------------
Seeks long-term capital growth. The        Templeton Global Advisors Limited
fund normally invests primarily in
equity securities of companies located
anywhere in the world, including those
in the U.S. and in emerging markets.
-----------------------------------------------------------------------------
Seeks long-term growth of capital and      GE Asset Management Incorporated
future income.
-----------------------------------------------------------------------------
Seeks a high level of current income       GE Asset Management Incorporated
consistent with the preservation of
capital and the maintenance of
liquidity.
-----------------------------------------------------------------------------
Seeks maximum total return through         GE Asset Management Incorporated
current income and capital                 (subadvised by Urdang Securities
appreciation.                              Management, Inc.)
-----------------------------------------------------------------------------
Seeks long-term growth of capital.         GE Asset Management Incorporated
                                           (subadvised by Palisade Capital
                                           Management, L.L.C, Champlain
                                           Investment Partners, LLC,
                                           GlobeFlex Capital, LP and
                                           SouthernSun Asset Management,
                                           Inc.)
-----------------------------------------------------------------------------
Seeks the highest total return,            GE Asset Management Incorporated
composed of current income and             (subadvised by Urdang Securities
capital appreciation, as is consistent     Management, Inc. and Palisade
with prudent investment risk.              Capital Management, L.L.C.)
-----------------------------------------------------------------------------
Seeks long-term growth of capital.         GE Asset Management Incorporated

-----------------------------------------------------------------------------
The fund seeks long-term capital           Goldman Sachs Asset Management,
appreciation.                              L.P.
-----------------------------------------------------------------------------
Seeks long-term growth of capital.         Goldman Sachs Asset Management,
         L.P.
-----------------------------------------------------------------------------
Seeks long-term capital growth,            Janus Capital Management LLC
consistent with preservation of capital
and balanced by current income.
-----------------------------------------------------------------------------
A non-diversified portfolio/2/ that seeks  Janus Capital Management LLC long-term growth of capital.
-----------------------------------------------------------------------------
Seeks current income and capital           Lord, Abbett & Co. LLC
appreciation.

-----------------------------------------------------------------------------

                    /1/ During extended periods of low interest rates, the
                        yields of the Money Market Fund may become extremely low and possibly negative.

                    /2/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and the net asset value of a non-diversified portfolio than a diversified portfolio.


                      SUBACCOUNT INVESTING IN                       INVESTMENT OBJECTIVE
                      -------------------------------------------------------------------------------
                      BOND-DEBENTURE PORTFOLIO --         Seeks high current income and the
                      CLASS VC SHARES                     opportunity for capital appreciation to
                                                          produce a high total return.
                      -------------------------------------------------------------------------------
                      GROWTH OPPORTUNITIES PORTFOLIO --   Seeks capital appreciation.
                       CLASS VC SHARES
                      -------------------------------------------------------------------------------
                      GROWTH AND INCOME PORTFOLIO --      Seeks long-term growth of capital and
                       CLASS VC SHARES                    income without excessive fluctuations
                                                          in market value.
                      -------------------------------------------------------------------------------
                      INTERNATIONAL OPPORTUNITIES         Seeks long-term capital appreciation.
                      PORTFOLIO -- CLASS VC SHARES
                      (FORMERLY, INTERNATIONAL
                      PORTFOLIO -- CLASS VC SHARES)
                      -------------------------------------------------------------------------------
MFS(R) VARIABLE       MFS(R) INVESTORS GROWTH STOCK       The fund's investment objective is to
INSURANCE TRUST       SERIES -- SERVICE CLASS SHARES      seek capital appreciation.
                      -------------------------------------------------------------------------------
                      MFS(R) TOTAL RETURN SERIES --       The fund's investment objective is to
                      SERVICE CLASS SHARES                seek total return.
                      -------------------------------------------------------------------------------
                      MFS(R) UTILITIES SERIES -- SERVICE  The fund's investment objective is to
                      CLASS SHARES                        seek total return.
                      -------------------------------------------------------------------------------
OPPENHEIMER VARIABLE  OPPENHEIMER BALANCED FUND/          Seeks a high total investment return,
ACCOUNT FUNDS         VA -- SERVICE SHARES                which includes current income and
                                                          capital appreciation in the value of its
                                                          shares.
                      -------------------------------------------------------------------------------
                      OPPENHEIMER CAPITAL                 Seeks capital appreciation by investing
                      APPRECIATION FUND/VA -- SERVICE     in securities of well-known established
                      SHARES                              companies.
                      -------------------------------------------------------------------------------
                      OPPENHEIMER GLOBAL SECURITIES       Seeks long-term capital appreciation
                      FUND/VA -- SERVICE SHARES           by investing a substantial portion of its
                                                          assets in securities of foreign issuers,
                                                          "growth-type" companies, cyclical
                                                          industries and special situations that
                                                          are considered to have appreciation
                                                          possibilities.
                      -------------------------------------------------------------------------------
                      OPPENHEIMER MAIN STREET FUND/       Seeks high total return.
                      VA -- SERVICE SHARES
                      -------------------------------------------------------------------------------
                      OPPENHEIMER MAIN STREET SMALL       Seeks capital appreciation.
                      CAP FUND/VA -- SERVICE SHARES
                      -------------------------------------------------------------------------------
PIMCO VARIABLE        ALL ASSET PORTFOLIO -- ADVISOR      Seeks maximum real return consistent
INSURANCE TRUST       CLASS SHARES                        with preservation of real capital and
                                                          prudent investment management.
                      -------------------------------------------------------------------------------
                      HIGH YIELD PORTFOLIO --             Seeks maximum total return,
                      ADMINISTRATIVE CLASS SHARES         consistent with preservation of capital
                                                          and prudent investment management.
                                                          Invests at least 80% of its assets in a
                                                          diversified portfolio of high yield
                                                          securities ("junk bonds") rated below
                                                          investment grade but rated at least Caa
                                                          by Moody's or CCC by S&P, or, if
                                                          unrated, determined by PIMCO to be
                                                          of comparable quality, subject to a
                                                          maximum of 5% of its total assets in
                                                          securities rated Caa by Moody's or
                                                          CCC by S&P, or, if unrated,
                                                          determined by PIMCO to be of
                                                          comparable quality.
                      -------------------------------------------------------------------------------

                                             ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                     AS APPLICABLE)
----------------------------------------------------------------------------
Seeks high current income and the          Lord, Abbett & Co. LLC
opportunity for capital appreciation to
produce a high total return.
----------------------------------------------------------------------------
Seeks capital appreciation.                Lord, Abbett & Co. LLC

----------------------------------------------------------------------------
Seeks long-term growth of capital and      Lord, Abbett & Co. LLC
income without excessive fluctuations
in market value.
----------------------------------------------------------------------------
Seeks long-term capital appreciation.      Lord, Abbett & Co. LLC



----------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek capital appreciation.                 Company
----------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial
seek total return.                         Services Company
----------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek total return.                         Company
----------------------------------------------------------------------------
Seeks a high total investment return,      OppenheimerFunds, Inc.
which includes current income and
capital appreciation in the value of its
shares.
----------------------------------------------------------------------------
Seeks capital appreciation by investing    OppenheimerFunds, Inc.
in securities of well-known established
companies.
----------------------------------------------------------------------------
Seeks long-term capital appreciation       OppenheimerFunds, Inc.
by investing a substantial portion of its
assets in securities of foreign issuers,
"growth-type" companies, cyclical
industries and special situations that
are considered to have appreciation
possibilities.
----------------------------------------------------------------------------
Seeks high total return.                   OppenheimerFunds, Inc.

----------------------------------------------------------------------------
Seeks capital appreciation.                OppenheimerFunds, Inc.

----------------------------------------------------------------------------
Seeks maximum real return consistent       Pacific Investment Management
with preservation of real capital and      Company LLC
prudent investment management.
----------------------------------------------------------------------------
Seeks maximum total return,                Pacific Investment Management
consistent with preservation of capital    Company LLC
and prudent investment management.
Invests at least 80% of its assets in a
diversified portfolio of high yield
securities ("junk bonds") rated below
investment grade but rated at least Caa
by Moody's or CCC by S&P, or, if
unrated, determined by PIMCO to be
of comparable quality, subject to a
maximum of 5% of its total assets in
securities rated Caa by Moody's or
CCC by S&P, or, if unrated,
determined by PIMCO to be of
comparable quality.
----------------------------------------------------------------------------


                       SUBACCOUNT INVESTING IN                     INVESTMENT OBJECTIVE
                       ----------------------------------------------------------------------------
                       LONG-TERM U.S. GOVERNMENT          Seeks maximum total return,
                       PORTFOLIO -- ADMINISTRATIVE CLASS  consistent with preservation of capital
                       SHARES                             and prudent investment management.
                       ----------------------------------------------------------------------------
                       LOW DURATION PORTFOLIO --          Seeks maximum total return,
                       ADMINISTRATIVE CLASS SHARES        consistent with preservation of capital
                                                          and prudent investment management.
                       ----------------------------------------------------------------------------
                       TOTAL RETURN PORTFOLIO --          Seeks maximum total return,
                       ADMINISTRATIVE CLASS SHARES        consistent with preservation of capital
                                                          and prudent investment management.
                       ----------------------------------------------------------------------------
THE PRUDENTIAL SERIES  JENNISON PORTFOLIO -- CLASS II     Seeks long-term growth of capital.
FUND                   SHARES

                       ----------------------------------------------------------------------------
                       JENNISON 20/20 FOCUS PORTFOLIO --  Seeks long-term growth of capital.
                       CLASS II SHARES

                       ----------------------------------------------------------------------------
                       NATURAL RESOURCES PORTFOLIO --     Seeks long-term growth of capital.
                       CLASS II SHARES

                       ----------------------------------------------------------------------------

                                            ADVISER (AND SUB-ADVISER(S),
         INVESTMENT OBJECTIVE                     AS APPLICABLE)
----------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
----------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
----------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
----------------------------------------------------------------------------
Seeks long-term growth of capital.       Prudential Investments LLC
 (subadvised by Jennison Associates
                                         LLC)
----------------------------------------------------------------------------
Seeks long-term growth of capital.       Prudential Investments LLC
       (subadvised by Jennison Associates
                                         LLC)
----------------------------------------------------------------------------
Seeks long-term growth of capital.       Prudential Investments LLC
       (subadvised by Jennison Associates
                                         LLC)
----------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after May 1, 2008:


                       SUBACCOUNT INVESTING IN                      INVESTMENT OBJECTIVE
                       -----------------------------------------------------------------------------
AIM VARIABLE           INVESCO V.I. BASIC VALUE FUND --    Long-term growth of capital.
INSURANCE FUNDS        SERIES II SHARES (FORMERLY, AIM
(INVESCO VARIABLE      V.I. BASIC VALUE FUND -- SERIES II
INSURANCE FUNDS)       SHARES)
                       -----------------------------------------------------------------------------
BLACKROCK VARIABLE     BLACKROCK LARGE CAP GROWTH V.I.     Seeks long-term capital growth.
SERIES FUNDS, INC.     FUND -- CLASS III SHARES

                       -----------------------------------------------------------------------------
GE INVESTMENTS FUNDS,  INCOME FUND -- CLASS 1 SHARES       Seeks maximum income consistent
INC.                                                       with prudent investment management
                                                           and the preservation of capital.
                       -----------------------------------------------------------------------------
                       MID-CAP EQUITY FUND -- CLASS 1      Seeks long-term growth of capital and
                       SHARES/1/                           future income.
                       -----------------------------------------------------------------------------
                       PREMIER GROWTH EQUITY FUND --       Seeks long-term growth of capital and
                       CLASS 1 SHARES                      future income rather than current
                                                           income.
                       -----------------------------------------------------------------------------
                       S&P 500(R) INDEX FUND/2/            Seeks growth of capital and
                                                           accumulation of income that
                                                           corresponds to the investment return of
                                                           S&P's 500 Composite Stock Index.
                       -----------------------------------------------------------------------------
LEGG MASON PARTNERS    LEGG MASON CLEARBRIDGE VARIABLE     Seeks capital appreciation. This
VARIABLE EQUITY TRUST  AGGRESSIVE GROWTH PORTFOLIO --      objective may be changed without
                       CLASS II (FORMERLY, LEGG MASON      shareholder approval.
                       PARTNERS VARIABLE AGGRESSIVE
                       GROWTH PORTFOLIO -- CLASS II)
                       -----------------------------------------------------------------------------

                                           ADVISER (AND SUB-ADVISER(S),
         INVESTMENT OBJECTIVE                     AS APPLICABLE)
---------------------------------------------------------------------------
Long-term growth of capital.             Invesco Advisers, Inc.



---------------------------------------------------------------------------
Seeks long-term capital growth.          BlackRock Advisors, LLC
 (subadvised by BlackRock
                                         Investment Management, LLC)
---------------------------------------------------------------------------
Seeks maximum income consistent          GE Asset Management Incorporated
with prudent investment management
and the preservation of capital.
---------------------------------------------------------------------------
Seeks long-term growth of capital and    GE Asset Management Incorporated
future income.
---------------------------------------------------------------------------
Seeks long-term growth of capital and    GE Asset Management Incorporated
future income rather than current
income.
---------------------------------------------------------------------------
Seeks growth of capital and              GE Asset Management Incorporated
accumulation of income that              (subadvised by SSgA Funds
corresponds to the investment return of  Management, Inc.)
S&P's 500 Composite Stock Index.
---------------------------------------------------------------------------
Seeks capital appreciation. This         Legg Mason Partners Fund Advisor,
objective may be changed without         LLC (subadvised by ClearBridge
shareholder approval.                    Advisors, LLC)


---------------------------------------------------------------------------

                    /1/ The Russell MidCap Index is constructed to provide an
                        unbiased barometer for the mid-cap segment and is reconstituted annually. The capitalization range, however, may change significantly intra-year due to changes to the market capitalization of securities held in the index.

                    /2/ Standard & Poor's, "S&P," and "S&P 500" are trademarks of the McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the availability of investing in this portfolio or the contract.

                                                                                                 ADVISER (AND SUB-ADVISER(S),
                      SUBACCOUNT INVESTING IN                   INVESTMENT OBJECTIVE                    AS APPLICABLE)
                      -----------------------------------------------------------------------------------------------------------
                      LEGG MASON CLEARBRIDGE VARIABLE   Seeks long-term capital growth with    Legg Mason Partners Fund Advisor,
                      FUNDAMENTAL ALL CAP VALUE         current income as a secondary          LLC (subadvised by ClearBridge
                      PORTFOLIO -- CLASS I (FORMERLY,   consideration. This objective may be   Advisors, LLC)
                      LEGG MASON CLEARBRIDGE VARIABLE   changed without shareholder approval.
                      FUNDAMENTAL VALUE PORTFOLIO --
                      CLASS I)
                      -----------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE       MFS(R) INVESTORS TRUST SERIES --  The fund's investment objective is to  Massachusetts Financial Services
INSURANCE TRUST       SERVICE CLASS SHARES              seek capital appreciation.             Company
                      -----------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE  OPPENHEIMER SMALL- & MID-CAP      Seeks capital appreciation, by         OppenheimerFunds, Inc.
ACCOUNT FUNDS         GROWTH FUND/VA -- SERVICE         investing in "growth type" companies.
                      SHARES (FORMERLY, OPPENHEIMER
                      MIDCAP FUND/VA -- SERVICE
                      SHARES)
                      -----------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST  NASDAQ -- 100(R) FUND/1/          Seeks to provide investment results    Security Global Investors
                                                        that correspond to a benchmark for
                                                        over-the-counter securities. The
                                                        portfolio's current benchmark is the
                                                        NASDAQ 100 Index/TM/.
                      -----------------------------------------------------------------------------------------------------------

                    /1/ The NASDAQ 100 Index(TM) is an unmanaged index that is a widely recognized indicator of OTC Market performance.

Not all of these Portfolios may be available in all markets. Prospectuses for the Portfolios listed above may be obtained free of charge from our Service Center by calling:

                                 800.352.9910

                                or by writing:

                  Genworth Life and Annuity Insurance Company
                            6610 West Broad Street
                              Richmond, VA 23230

Please include your name, the Annuitant's name, your contract number and your current mailing address on any written correspondence so we can ensure that the correct prospectuses are mailed to you.

                                      7